Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per ordinary share	$ (16,197,889)	$ (47,015,967)	$ (42,185,597)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	192,226,528	162,392,602	149,739,242